Mobile Financial Services activities -Interest Rate and Liquidity Risk Management (Details) € in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 EUR (€)
TLTRO Refinancing [member]
Mobile Financial Services activities
Total of repayments	€ 481
Orange Bank [member]
Mobile Financial Services activities
Increase in customer deposits		€ 400
LCR ratio		745.00%
Current account advance granted	150	€ 150
Current account advance balance	€ 0	€ 0